SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 358,162	$ 240,872	$ 143,637
Cost of revenues	87,307	61,420	37,040
Gross profit	270,855	179,452	106,597
Research and development, net	65,259	43,393	36,930
Sales and marketing	17,416	12,811	12,912
General and administrative	67,241	45,509	71,437
Financial expenses, net	(582)	(917)	(4,442)
Profit before taxes on income	125,440	79,710	(17,819)
Depreciation	4,089	3,312	2,551
Operating Segments
Segment Reporting Information [Line Items]
Revenues	358,162	240,872	143,637
Cost of revenues	87,307	61,420	37,040
Gross profit	270,855	179,452	106,597
Research and development, net	65,259	43,393	36,930
Sales and marketing	17,416	12,811	12,912
General and administrative	67,241	45,509	71,437
Segment performance	120,939	77,739	(14,682)
Interest income	5,083	2,888	1,305
Financial expenses, net	(582)	(917)	(4,442)
Profit before taxes on income	125,440	79,710	(17,819)
Depreciation	4,089	3,312	2,551
Operating Segments | OEM
Segment Reporting Information [Line Items]
Revenues	275,938	202,287	121,799
Cost of revenues	63,796	49,314	30,293
Gross profit	212,143	152,973	91,506
Research and development, net	49,848	33,249	28,995
Sales and marketing	1,241	421	560
General and administrative	13,192	8,794	5,038
Segment performance	147,862	110,509	56,913
Interest income
Financial expenses, net
Profit before taxes on income
Depreciation	3,798	3,296	2,533
Operating Segments | AM
Segment Reporting Information [Line Items]
Revenues	82,224	38,585	21,838
Cost of revenues	23,465	12,080	6,720
Gross profit	58,759	26,505	15,118
Research and development, net	3,195	2,128	1,805
Sales and marketing	15,469	11,113	7,151
General and administrative	1,415	1,065	904
Segment performance	38,680	12,199	5,258
Interest income
Financial expenses, net
Profit before taxes on income
Depreciation	291	16	18
Amounts not allocated to segments
Segment Reporting Information [Line Items]
Revenues
Cost of revenues	46	26	27
Gross profit
Research and development, net	12,216	8,016	6,130
Sales and marketing	706	1,277	5,201
General and administrative	52,634	35,650	65,495
Segment performance
Interest income
Financial expenses, net
Profit before taxes on income
Depreciation